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MassMutual Select T. Rowe Price Emerging Markets Bond Fund
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide high income and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MassMutual Select T. Rowe Price Emerging Markets Bond Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MassMutual Select T. Rowe Price Emerging Markets Bond Fund Class I
Management Fees	none
Distribution and Service (Rule 12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.25%
Expense Reimbursement	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement	none	[1]
[1]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.00% for Class I. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
MassMutual Select T. Rowe Price Emerging Markets Bond Fund | Class I | USD ($)	none	55	115	293

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities of emerging market governments or companies located in emerging market countries (including so-called “frontier markets”). The Fund’s investments in debt securities typically consist of corporate and sovereign bonds. Debt securities in which the Fund invests may pay interest at fixed, variable, or floating rates. The Fund relies on a classification by either J.P. Morgan or the International Monetary Fund to determine which countries are considered emerging markets. The Fund may invest in securities denominated in U.S.-dollar or foreign currencies, including emerging market currencies. The Fund normally will invest in at least three countries.
The Fund may invest in debt securities of any credit quality and may invest without limit in below investment grade debt securities (“junk” or “high yield” bonds), including securities in default. These “junk” or “high yield” bonds include those that are at the time of investment rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization or are unrated and considered by the Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), to be of comparable quality. Although the Fund expects to maintain an intermediate- to long-term weighted average maturity, there are no maturity restrictions on the overall portfolio or on individual securities.
The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments in securities. Such derivatives may include futures contracts, interest rate swaps, total return swaps, credit default swaps, and options. The Fund may also, but will not necessarily, engage in foreign currency transactions, including forward contracts, options on currencies, futures contracts, and swap contracts, to seek to hedge or to attempt to protect against adverse changes in currency exchange rates or otherwise to adjust the currency exposures within the Fund’s portfolio. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.
In selecting securities, T. Rowe Price relies heavily on research, which analyzes political and economic trends as well as creditworthiness of particular issuers. T. Rowe Price tends to favor bonds it expects will be upgraded. T. Rowe Price may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that has characteristics similar to those of the Fund (J.P. Morgan Emerging Markets Bond Index Global Diversified). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Annual Performance Class I Shares

Highest Quarter:	2Q ’20,	13.51%	Lowest Quarter:	1Q ’20,	–16.08%

Average Annual Total Returns (for the periods ended December 31, 2023)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - MassMutual Select T. Rowe Price Emerging Markets Bond Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	13.50%	2.21%	0.84%	Feb. 09, 2018
After Taxes on Distributions | Class I	10.75%	(0.14%)	(1.37%)
After Taxes on Distributions and Sale of Fund Shares | Class I	7.94%	0.72%	(0.27%)
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index (reflects no deduction for fees, expenses, or taxes)	9.63%	1.36%	0.79%	Feb. 09, 2018
J.P. Morgan Emerging Markets Bond Index Global Diversified (reflects no deduction for fees, expenses, or taxes)	11.09%	1.67%	1.10%	Feb. 09, 2018